VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the "Fund")

Supplement dated May 29, 2020

to the Fund's Class I and Class P shares Prospectus, Class P3 shares Prospectus,

and Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses")

each dated February 28, 2020

On May 14, 2020, the Fund's Board of Trustees (the "Board") approved the removal of Lazard Asset Management LLC ("Lazard") as one of the sub-advisers to the Fund effective on or about July 27, 2020. Currently, Baillie Gifford Overseas Limited ("Baillie"), Polaris Capital Management, LLC ("Polaris"), Wellington Management Company LLP ("Wellington") and Lazard each manage a portion of the Fund's assets. From the close of business July 27, 2020, the Fund's assets currently managed by Lazard will be allocated between Baillie, Polaris and Wellington. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about July 27, 2020, the Fund's Prospectuses are revised as follows:

1.The fifth paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

Baillie Gifford Overseas Limited ("BG Overseas"), Polaris Capital Management, LLC ("Polaris") and Wellington Management Company LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub- Adviser.

2.Paragraph ten regarding Lazard Asset Management LLC in the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

3.The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

4.The third paragraph in the section entitled "Performance Information" of the Fund's Class I and Class P shares Prospectus is deleted in its entirety and replaced with the following:

On July 27, 2020, a sub-adviser (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed. On January 20, 2017, Polaris Capital Management, LLC and Wellington Management Company LLP were added as additional sub-advisers and J.P. Morgan Investment management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. On July 1, 2013, J.P. Morgan Investment Management Inc. and Lazard Asset Management LLC were added as additional sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

5.The second paragraph of the Fund's Class P3 shares Prospectus, is deleted in its entirety and replaced with the following:

On July 27, 2020, a sub-adviser (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed. On January 20, 2017, Polaris Capital Management, LLC and Wellington Management Company LLP were added as additional sub-advisers and J.P. Morgan Investment management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. On July 1, 2013, J.P. Morgan Investment Management Inc. and Lazard Asset Management LLC were added as additional sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

6.The section entitled "Portfolio Management" of the Fund's Prospectuses is hereby deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Portfolio Managers
Halvard Kvaale, CIMA	Paul Zemsky, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 05/18)
Sub-Adviser
Baillie Gifford Overseas Limited
Portfolio Managers
Gerard Callahan	Iain Campbell
Portfolio Manager (since 01/11)	Portfolio Manager (since 01/11)
Sophie Earnshaw, CFA	Joe Faraday, CFA
Portfolio Manager (since 12/14)	Portfolio Manager (since 01/11)
2

Moritz Sitte, CFA

Portfolio Manager (since 12/14)

Sub-Adviser
Polaris Capital Management, LLC
Portfolio Managers
Bernard R. Horn, Jr.	Sumanta Biswas, CFA
Portfolio Manager (since 01/17)	Assistant Portfolio Manager (since 01/17)
Jason Crawshaw	Bin Xiao, CFA
Assistant Portfolio Manager (since	Assistant Portfolio Manager (since 01/17)
02/18)
Sub-Adviser
Wellington Management Company LLP
Portfolio Managers
Nicolas M. Choumenkovitch	Tara Connolly Stilwell, CFA
Portfolio Manager (since 01/17)	Portfolio Manager (since 01/17)

7.The second and third paragraphs of the sub-section entitled "Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Equity Fund" of the Fund's Prospectuses is deleted and replaced with the following:

Baillie Gifford Overseas Limited, Polaris Capital Management, LLC, and Wellington Management Company LLP are the sub-advisers of Voya Multi-Manager International Equity Fund. Each sub- adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund's assets between the sub-advisers as it determines necessary to pursue the Fund's investment objective.

The Adviser will determine what it believes to be the optimal allocation of the assets under management between the three sub-advisers. Subsequent inflows and outflows will be allocated between the sub-advisers to maintain this allocation.

8.The sub-section entitled "Management of the Funds –The Sub-Advisers and Portfolio Managers - Voya Multi-Manager International Equity Fund – Lazard Asset Management LLC" of the Fund's Prospectuses is hereby deleted in its entirety.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the "Fund")

Supplement dated May 29, 2020

to the Fund's Class I, and Class P, and Class P3 shares

Statement of Additional Information (the "SAI")

dated February 28, 2020

On May 14, 2020, the Fund's Board of Trustees (the "Board") approved the removal of Lazard Asset Management LLC ("Lazard") as one of the sub-advisers to the Fund effective on or about July 27, 2020. Currently, Baillie Gifford Overseas Limited ("Baillie"), Polaris Capital Management, LLC ("Polaris"), Wellington Management Company LLP ("Wellington") and Lazard each manage a portion of the Fund's assets. From the close of business July 27, 2020, the Fund's assets currently managed by Lazard will be allocated between Baillie, Polaris and Wellington. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about July 27, 2020, the Fund's SAI is revised as follows:

1.The line item with respect to the Fund in the table of the sub-section entitled "Sub-Adviser – Sub- Advisory Fees" of the Fund's SAI is deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Multi-Manager	Baillie Gifford Overseas	For information on the Fund's
International Equity Fund	Limited ("BG Overseas")	annual sub-advisory fee rate,
please see the paragraph
immediately following this table.
Polaris Capital Management,
LLC ("Polaris")
Wellington Management
Company LLP ("Wellington
Management")

2.The second paragraph in the sub-section entitled "Sub-Adviser – Sub-Advisory Fees -Aggregation" of the Fund's SAI is deleted and replaced with the following:

With respect to the annual sub-advisory fee rate for Voya Multi-Manager International Equity Fund, the Adviser paid BG Overseas, Polaris, Lazard, a former sub-adviser to the Fund, and Wellington Management aggregate sub-advisory fees of $2,644,938.97 which represented approximately 0.48% of the Fund's average daily net assets for the fiscal year ended October 31, 2019. The accrued sub-advisory fees paid and percentage reflect the fee schedules in effect during that period.

3.The sub-section entitled "Sub-Adviser – Portfolio Management – Voya Multi-Manager International Equity Fund - Lazard" in the Fund's SAI is hereby deleted in its entirely.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE